Current and deferred income tax	12 Months Ended
Dec. 31, 2020
Current and deferred income tax
Current and deferred income tax

11    Current and deferred income tax

Accounting policy

The current income tax is calculated based on the tax laws enacted or substantively enacted as of the balance sheet date in the countries where the entities operate and generate taxable income. Management periodically evaluates positions taken by the Company in the taxes on income returns with respect to situations in which the applicable tax regulations are subject to interpretation. It establishes provisions, where appropriate, considering amounts expected to be paid to the tax authorities.

The current income tax is presented net, separated by tax paying entity, in liabilities when there are amounts payable, or in assets when the amounts prepaid exceed the total amount due on the reporting date.

Deferred income tax is provided in full, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from the initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction affects neither the accounting nor the taxable income or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantially enacted at the end of the reporting period and are expected to apply when the related deferred income taxes asset is realized, or the deferred income tax liability is settled.

Deferred tax assets are recognized only to the extent it is probable that future taxable income will be available against which the temporary differences and/or tax losses can be utilized. Deferred tax assets and liabilities are offset when there is a legally enforceable right and an intention to offset them in the calculation of current taxes, generally when they are related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amounts and tax bases of investments in foreign operations where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not be reversed in the near future.

Critical accounting estimates and judgments

The Company is subject to income tax in all countries in which it operates where uncertainties arise in the application of complex tax regulations. Significant judgment, estimates and assumptions are required to determine the amount of deferred taxes that would be recovered since this amount may be affected by factors including, but not limited to: (i) internal assumptions on the projected taxable income, which are based on production and sales planning, commodity prices, operational costs and planned capital costs; (ii) macroeconomic environment; and (iii) trade and tax scenarios.

In addition, there are many transactions and calculations for which the ultimate tax determination is uncertain. The Company also exercises judgment in the identification of these uncertainties over income tax treatments which could impact the consolidated financial statements as the Company operates in a complex multinational environment.

The Company and its subsidiaries are subject to reviews of income tax filings and other tax payments, and disputes can arise with the taxing authorities over the interpretation of the applicable laws and regulations.

(a)	Reconciliation of income tax (expense) benefit

	2020	2019	2018
(Loss) income before income tax	(676,658)	(215,880)	131,899
Standard rate (i)	24.94%	24.94%	26.01%

Income tax (expense) benefit at standard rate	168,759	53,840	(34,307)
Difference in tax rate of subsidiaries outside Luxembourg	36,390	24,698	(11,227)
Special mining levy and special mining tax	(5,909)	(7,431)	(14,565)
Deferred tax on net operating losses (ii)	(35,849)	—	—
Withholding tax on dividends paid by subsidiaries	—	(9,764)	—
Tax effect of translation of non-monetary assets/liabilities to functional currency (iii)	(28,174)	(3,575)	(804)
Impairment of goodwill (iv)	(78,866)	—	—
Other permanent tax differences	(32,199)	596	22,146
Income tax (expense) benefit	24,152	58,364	(38,757)

Current	(63,192)	(46,382)	(71,787)
Deferred	87,344	104,746	33,030
Income tax (expense) benefit	24,152	58,364	(38,757)
(i)

On April 25, 2019, the Luxembourg Parliament approved the 2019 Budget Law, including a reduction of the corporate income tax rate from 26.01% to 24.94%,  which was maintained for year 2020. When NEXA’s tax credits on net operating losses resulting from its standalone activities do not meet the recognition criteria, no deferred tax assets are recognized.

(ii)

During 2020, NEXA Atacocha derecognized its deferred tax assets since, in accordance with the Company´s estimates of future taxable income, these assets will not be recovered. These estimates were affected by the COVID-19 which facts and circumstances are described in note 1.

(iii)

The increase in 2020 is mainly related to the tax effect of the translation of non-monetary assets of the tax base of NEXA's Peruvian entities, which was impacted by the appreciation of the USD (the functional currency) against the Peruvian Soles "PEN" (local currency).

(iv)

The Company recognized an impairment of goodwill during 2020 (for additional information refer to note 33). This impairment loss is considered a permanent difference and no deferred income tax benefit has been recognized.

(b)   Analysis of deferred income tax assets and liabilities

	2020	2019
Tax credits on net operating losses (i)	108,767	160,905
Uncertain income tax treatments (ii)	(6,712)	(9,779)
Tax credits on temporary differences
Foreign exchange losses	33,123	31,027
Environmental liabilities	16,611	24,293
Asset retirement obligations	20,507	18,751
Tax, civil and labor provisions	7,162	6,962
Other provisions	9,825	7,933
Provision for obsolete and slow-moving inventory	6,813	5,734
Provision for employee benefits	5,299	7,270
Revaluation of derivative financial instruments	3,056	2,864
Other	6,513	11,517

Tax debits on temporary differences
Capitalized interest	(10,274)	(28,505)
Revaluation of loans and financings	(88)	—
Depreciation, amortization and asset impairment	(190,970)	(285,427)
Other	(6,444)	(1,757)
	3,188	(48,212)

Deferred income tax assets	221,580	239,740
Deferred income tax liabilities	(218,392)	(287,952)
	3,188	(48,212)
(i)

Tax credits on net operating losses decreased in 2020, mainly because of the BRL devaluation against the USD during the year, which affected the Company’s tax credits from the Company’s Brazilian legal entities.

(ii)	Uncertain income tax treatments decreased in 2020, mainly because of the settlement of certain income tax uncertain positions in NEXA Peru and NEXA Atacocha.

(c)	Effects of deferred income tax on income statement and other comprehensive income

	2020	2019	2018
Balance at beginning of the year	(48,212)	(136,810)	(141,950)
Effect on (loss) income for the year	87,344	104,746	33,030
Effect on other comprehensive (loss) income	(40,371)	453	(126)
Impact of the adoption of IFRIC 23	—	(10,070)	—
Foreign exchange (loss) gain	4,427	(6,531)	(27,764)
Balance at end of the year	3,188	(48,212)	(136,810)

(d)    Summary of contingent liabilities on income taxes

There are uncertainties and legal proceedings for which it is not probable that an outflow of resources will be required. In such cases, a provision is not recognized. As of December 31, 2020, the main legal proceedings are related to carryforward calculation of net operating losses, deductibility of foreign exchange losses and expenses. The estimated financial effect of these contingent liabilities is USD 163,670 (December 31, 2019: USD 182,380).  The decrease in the contingent liabilities on income tax in 2020, is mainly driven by the BRL and PEN devaluations against the USD during the year.